Stockholders' equity - Remuneration to the Company's stockholders (Details) R$ / shares in Units, R$ in Millions, $ in Millions						1 Months Ended				6 Months Ended		12 Months Ended
	Mar. 25, 2021 R$ / shares	Mar. 15, 2021 BRL (R$)	Mar. 15, 2021 USD ($)	Feb. 25, 2021 BRL (R$)	Feb. 25, 2021 USD ($)	Sep. 30, 2020 BRL (R$)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)	Jun. 30, 2020 BRL (R$)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Stockholders' equity
Net income of the year													$ 4,881	$ (1,683)	$ 6,860
Appropriation to legal reserve													(251)
Appropriation to tax incentive reserve													(2)
Net income after appropriations to legal reserve and tax incentive reserve														4,628
Minimum mandatory remuneration												R$ 6,342	1,152
Additional stockholders' remuneration												R$ 15,524	2,820
Appropriation to investments reserve													$ 656
Remuneration - Interest on capital								R$ 7,253	$ 1,324					1,767
Minimum percentage of remuneration on net income												25.00%	25.00%
Dividends recognised as distributions to owners						R$ 18,637	$ 3,350			R$ 12,350	$ 2,191
Interest on Capital Recognized								R$ 7,253	$ 1,324					1,767
Remuneration on transaction
Stockholders' equity
Remuneration - Interest on capital		R$ 4,288	$ 779
Total Remuneration Paid Per Share | R$ / shares	R$ 4.262386983
Remuneration On Stockholders Equity				R$ 21,866	$ 3,972
Dividends recognised as distributions to owners		17,578	3,193
Interest on Capital Recognized		R$ 4,288	$ 779
Profit reserves
Stockholders' equity
Minimum mandatory remuneration													$ 3,729	$ (1,683)